UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Laurie D. Neat

The Investment Company of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Investment Company of America®
Investment portfolio
March 31, 2018
unaudited
Common stocks 92.30% Energy 8.02%	Shares	Value (000)
Apache Corp.	2,850,000	$109,668
Baker Hughes, a GE Co., Class A	3,150,000	87,475
BP PLC[1]	20,080,908	135,099
Canadian Natural Resources, Ltd. (CAD denominated)	12,020,000	377,841
Chesapeake Energy Corp.[2]	20,000,000	60,400
Chevron Corp.	5,028,000	573,393
Concho Resources Inc.[2]	3,996,000	600,719
Enbridge Inc.	1,937,272	60,966
Eni SpA[1]	11,785,561	207,687
EOG Resources, Inc.	9,941,200	1,046,510
Exxon Mobil Corp.	11,517,835	859,346
Halliburton Co.	10,700,000	502,258
Kinder Morgan, Inc.	1,875,000	28,238
Noble Energy, Inc.[3]	25,601,789	775,734
ONEOK, Inc.	1,500,000	85,380
Plains GP Holdings, LP, Class A2	7,022,431	152,738
Royal Dutch Shell PLC, Class A1	146,762	4,601
Royal Dutch Shell PLC, Class B1	12,830,686	413,114
Schlumberger Ltd.	4,915,000	318,394
Southwestern Energy Co.[2]	13,490,342	58,413
Suncor Energy Inc.	8,121,292	280,438
TOTAL SA1	9,508,618	540,234
TransCanada Corp.	3,000,000	124,061
		7,402,707
Materials 3.17%
Barrick Gold Corp.	1,725,000	21,476
BHP Billiton PLC[1]	10,251,000	202,039
DowDuPont Inc.	6,500,000	414,115
Freeport-McMoRan Inc.[2]	40,154,100	705,508
Glencore PLC[1]	15,139,000	75,264
International Flavors & Fragrances Inc.	1,358,853	186,041
PPG Industries, Inc.	1,743,000	194,519
Praxair, Inc.	3,853,300	556,031
Rio Tinto PLC[1]	5,985,000	303,609
Vale SA, ordinary nominative (ADR)	20,684,215	263,103
		2,921,705
Industrials 9.62%
3M Co.	625,000	137,200
Airbus SE, non-registered shares[1]	2,000,000	231,332
BAE Systems PLC[1]	37,147,000	303,174
Boeing Co.	1,480,000	485,263
CSX Corp.	25,069,865	1,396,642
Cummins Inc.	2,469,500	400,281
General Dynamics Corp.	7,338,200	1,621,008
General Electric Co.	84,253,000	1,135,731
The Investment Company of America — Page 1 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Illinois Tool Works Inc.	4,800,000	$751,968
Lockheed Martin Corp.	1,250,000	422,413
Nielsen Holdings PLC	12,971,480	412,363
Rolls-Royce Holdings PLC[1,2]	37,116,000	454,220
Union Pacific Corp.	4,258,568	572,479
United Technologies Corp.	4,336,852	545,663
		8,869,737
Consumer discretionary 12.57%
Amazon.com, Inc.[2]	1,555,000	2,250,614
Booking Holdings Inc.[2]	119,304	248,199
CBS Corp., Class B	7,695,300	395,462
Comcast Corp., Class A	10,493,034	358,547
Harley-Davidson, Inc.	5,216,507	223,684
Hasbro, Inc.	3,094,000	260,824
Home Depot, Inc.	6,620,000	1,179,949
Kering SA1	120,400	57,712
Las Vegas Sands Corp.	4,745,953	341,234
Lowe’s Companies, Inc.	10,103,650	886,595
Marriott International, Inc., Class A	2,236,700	304,146
McDonald’s Corp.	4,200,000	656,796
Netflix, Inc.[2]	769,300	227,213
Newell Brands Inc.	3,690,000	94,021
NIKE, Inc., Class B	11,121,200	738,893
Omnicom Group Inc.	1,800,000	130,806
Starbucks Corp.	3,805,000	220,271
Target Corp.	2,700,000	187,461
Time Warner Inc.	1,807,932	170,994
TJX Companies, Inc.	2,000,000	163,120
Toyota Motor Corp.	4,000,000	256,507
Twenty-First Century Fox, Inc., Class A	32,722,815	1,200,600
Viacom Inc., Class B	15,905,292	494,018
WPP PLC[1]	4,300,000	68,286
Wyndham Worldwide Corp.	1,931,400	221,010
YUM! Brands, Inc.	3,074,672	261,747
		11,598,709
Consumer staples 10.52%
Altria Group, Inc.	21,513,000	1,340,690
Avon Products, Inc.[2,3]	25,493,441	72,401
British American Tobacco PLC[1]	19,021,400	1,103,269
British American Tobacco PLC (ADR)	2,033,865	117,334
Coca-Cola Co.	20,950,000	909,859
Costco Wholesale Corp.	1,700,000	320,331
CVS Health Corp.	2,300,000	143,083
Imperial Brands PLC[1]	16,025,000	545,639
Kellogg Co.	5,584,000	363,016
Kimberly-Clark Corp.	435,615	47,974
Kraft Heinz Co.	6,124,722	381,509
Kroger Co.	14,601,500	349,560
Lamb Weston Holdings, Inc.[3]	9,502,013	553,207
Nestlé SA1	5,975,971	472,898
PepsiCo, Inc.	4,420,000	482,443
Pernod Ricard SA1	1,897,000	315,908
Philip Morris International Inc.	16,417,019	1,631,852
The Investment Company of America — Page 2 of 8

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Procter & Gamble Co.	3,684,000	$292,068
Walgreens Boots Alliance, Inc.	4,020,000	263,189
		9,706,230
Health care 17.21%
Abbott Laboratories	26,838,000	1,608,133
AbbVie Inc.	57,880,449	5,478,384
Amgen Inc.	10,325,052	1,760,215
Daiichi Sankyo Co., Ltd.	12,457,000	412,697
Danaher Corp.	1,500,000	146,865
Express Scripts Holding Co.[2]	6,357,189	439,155
Gilead Sciences, Inc.	14,950,591	1,127,125
Humana Inc.	1,125,000	302,434
Illumina, Inc.[2]	1,363,215	322,291
Johnson & Johnson	1,172,000	150,192
Medtronic PLC	4,725,000	379,040
Merck & Co., Inc.	2,800,000	152,516
Novartis AG1	3,953,000	319,672
Shire PLC[1]	1,758,969	87,608
Stryker Corp.	6,280,865	1,010,717
Takeda Pharmaceutical Co. Ltd.	5,565,800	271,047
Teva Pharmaceutical Industries Ltd. (ADR)	22,442,300	383,539
Thermo Fisher Scientific Inc.	2,066,000	426,546
UnitedHealth Group Inc.	5,142,997	1,100,601
		15,878,777
Financials 9.78%
AIA Group Ltd.[1]	9,900,000	84,511
American International Group, Inc.	16,198,200	881,506
Banco Santander, SA1	7,440,000	48,508
Bank of Montreal	2,343,478	177,016
Barclays PLC[1]	62,120,028	181,264
Berkshire Hathaway Inc., Class B2	5,050,000	1,007,374
BNP Paribas SA1	3,483,289	258,186
Charles Schwab Corp.	12,518,189	653,700
Citigroup Inc.	2,300,000	155,250
HSBC Holdings PLC[1]	4,933,118	46,075
HSBC Holdings PLC (ADR)	1,549,479	73,864
JPMorgan Chase & Co.	7,850,000	863,264
M&T Bank Corp.	1,212,600	223,555
Marsh & McLennan Companies, Inc.	2,500,000	206,475
PNC Financial Services Group, Inc.	5,600,000	846,944
Progressive Corp.	6,000,000	365,580
Prudential Financial, Inc.	46,610	4,826
Prudential PLC[1]	2,000,000	49,952
Société Générale[1]	3,915,000	212,928
U.S. Bancorp	3,500,000	176,750
UBS Group AG1	15,642,000	275,312
Wells Fargo & Co.	34,106,600	1,787,527
Willis Towers Watson PLC	2,875,000	437,546
		9,017,913
The Investment Company of America — Page 3 of 8

unaudited
Common stocks Information technology 15.89%	Shares	Value (000)
Accenture PLC, Class A	8,644,000	$1,326,854
Alphabet Inc., Class A2	1,300,130	1,348,417
Alphabet Inc., Class C2	1,130,559	1,166,499
Amphenol Corp., Class A	935,000	80,532
Apple Inc.	2,908,200	487,938
ASML Holding NV1	2,233,773	441,802
Broadcom Ltd.	3,686,500	868,724
Cisco Systems, Inc.	5,400,000	231,606
Facebook, Inc., Class A2	4,957,200	792,111
Intel Corp.	29,808,000	1,552,401
Intuit Inc.	384,715	66,690
Mastercard Inc., Class A	1,000,000	175,160
Microsoft Corp.	30,119,273	2,748,986
Motorola Solutions, Inc.	858,430	90,393
Oracle Corp.	1,700,000	77,775
QUALCOMM Inc.	3,212,312	177,994
salesforce.com, inc.[2]	495,000	57,568
Samsung Electronics Co., Ltd.	338,000	780,390
Skyworks Solutions, Inc.	3,050,000	305,793
Symantec Corp.	7,860,133	203,184
Texas Instruments Inc.	9,886,983	1,027,159
Western Union Co.[3]	24,634,600	473,723
Xilinx, Inc.	2,500,000	180,600
		14,662,299
Telecommunication services 3.32%
AT&T Inc.	10,000,000	356,500
BT Group PLC[1]	40,331,000	128,760
CenturyLink, Inc.	22,557,470	370,619
Verizon Communications Inc.	43,565,795	2,083,316
Vodafone Group PLC[1]	45,300,000	123,934
		3,063,129
Utilities 2.20%
American Electric Power Co., Inc.	2,625,088	180,055
Dominion Energy, Inc.	7,723,824	520,817
Edison International	2,027,465	129,068
Exelon Corp.	9,060,000	353,431
NextEra Energy, Inc.	300,000	48,999
PG&E Corp.	5,374,108	236,085
Power Assets Holdings Ltd.[1]	14,000,000	125,348
Sempra Energy	2,482,139	276,063
Southern Co.	3,563,000	159,124
		2,028,990
Total common stocks (cost: $58,241,373,000)		85,150,196
Convertible stocks 0.02% Energy 0.02%
Kinder Morgan Inc., Series A, depository share, 9.75% convertible preferred 2018	597,000	18,561
Total convertible stocks (cost: $23,524,000)		18,561
The Investment Company of America — Page 4 of 8

unaudited
Short-term securities 7.23%	Principal amount (000)	Value (000)
3M Co. 1.61%–1.77% due 4/5/2018–4/20/2018[4]	$100,000	$99,914
Apple Inc. 1.61%–1.83% due 4/16/2018–5/8/2018[4]	158,000	157,790
Bank of New York Mellon Corp. 2.23% due 6/20/2018	50,000	49,755
CAFCO, LLC 1.72%–1.80% due 4/16/2018–5/14/2018[4]	150,000	149,783
Chariot Funding, LLC 1.87% due 7/2/2018[4]	50,000	49,694
Chevron Corp. 1.55%–1.92% due 4/2/2018–5/17/2018[4]	123,600	123,478
Coca-Cola Co. 1.68%–1.87% due 5/10/2018–6/19/2018[4]	170,000	169,468
ExxonMobil Corp. 1.74%–1.79% due 4/6/2018–5/3/2018	100,000	99,893
Federal Farm Credit Banks 1.22% due 4/13/2018	50,000	49,974
Federal Home Loan Bank 1.35%–1.88% due 4/2/2018–8/1/2018	3,118,300	3,113,797
Freddie Mac 1.31% due 4/11/2018	29,600	29,588
Hershey Co. 1.78% due 4/10/2018[4]	54,800	54,768
Home Depot Inc. 1.80% due 4/10/2018[4]	50,000	49,970
Honeywell International Inc. 1.71%–1.83% due 4/5/2018–4/13/2018[4]	54,150	54,124
IBM Credit LLC 1.68%–1.88% due 4/10/2018–5/8/2018[4]	150,000	149,797
Intel Corp. 1.95% due 6/1/2018	10,000	9,966
John Deere Canada ULC 1.97% due 5/7/2018[4]	15,750	15,717
John Deere Capital Corp. 1.58% due 4/12/2018[4]	35,000	34,976
John Deere Financial Inc. 1.82% due 4/6/2018[4]	25,000	24,990
Jupiter Securitization Co., LLC 2.03% due 8/13/2018[4]	25,000	24,773
National Rural Utilities Cooperative Finance Corp. 1.78% due 4/5/2018	15,000	14,995
Paccar Financial Corp. 1.63%–1.82% due 4/18/2018–4/26/2018	38,000	37,955
PepsiCo Inc. 1.55% due 4/4/2018[4]	35,000	34,990
Pfizer Inc. 1.85% due 5/15/2018[4]	100,000	99,752
Procter & Gamble Co. 1.62% due 4/23/2018–5/4/2018[4]	103,000	102,838
Qualcomm Inc. 1.62% due 4/24/2018[4]	100,000	99,863
Société Générale 1.62% due 4/2/2018[4]	3,600	3,599
U.S. Bank, N.A. 1.40%–1.41% due 4/16/2018–4/23/2018	100,000	99,985
U.S. Treasury Bills 1.22%–1.76% due 4/12/2018–11/8/2018	1,258,900	1,255,400
United Parcel Service Inc. 1.85%–1.89% due 5/1/2018–6/1/2018[4]	128,400	128,109
Wal-Mart Stores, Inc. 1.77%–1.92% due 4/9/2018–5/21/2018[4]	155,000	154,787
Walt Disney Co. 1.63%–1.81% due 4/23/2018–5/18/2018[4]	125,300	125,034
Total short-term securities (cost: $6,670,479,000)		6,669,522
Total investment securities 99.55% (cost: $64,935,376,000)		91,838,279
Other assets less liabilities 0.45%		413,294
Net assets 100.00%		$92,251,573
The Investment Company of America — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Common stocks 2.03%
Energy 0.84%
Noble Energy, Inc.	19,908,889	5,692,900	—	25,601,789	$—	$43,116	$1,991	$775,734
Consumer staples 0.68%
Avon Products, Inc.[2]	25,493,441	—	—	25,493,441	—	17,590	—	72,401
Lamb Weston Holdings, Inc.	9,502,013	—	—	9,502,013	—	16,819	1,817	553,207
								625,608
Information technology 0.51%
Western Union Co.	31,972,600	—	7,338,000	24,634,600	15,092	(5,125)	4,681	473,723
Total 2.03%					$15,092	$72,400	$8,489	$1,875,065
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,817,945,000, which represented 8.47% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,908,214,000, which represented 2.07% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Investment Company of America — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.
The Investment Company of America — Page 7 of 8

unaudited
Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2018 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$6,101,972	$1,300,735	$—	$7,402,707
Materials	2,340,793	580,912	—	2,921,705
Industrials	7,881,011	988,726	—	8,869,737
Consumer discretionary	11,472,711	125,998	—	11,598,709
Consumer staples	7,268,516	2,437,714	—	9,706,230
Health care	15,471,497	407,280	—	15,878,777
Financials	7,861,177	1,156,736	—	9,017,913
Information technology	14,220,497	441,802	—	14,662,299
Telecommunication services	2,810,435	252,694	—	3,063,129
Utilities	1,903,642	125,348	—	2,028,990
Convertible stocks	18,561	—	—	18,561
Short-term securities	—	6,669,522	—	6,669,522
Total	$77,350,812	$14,487,467	$—	$91,838,279
*	Securities with a value of $1,307,944,000, which represented 1.42% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-004-0518O-S60647	The Investment Company of America — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 24, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: May 24, 2018